Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2024
Commitments And Contingencies
Commitments and Contingencies - Charter Hire Receivable (Table)
Period ending	Amount
June 30, 2025	$630,639
June 30, 2026	414,570
June 30, 2027	338,924
June 30, 2028	167,236
June 30, 2029	84,978
June 30, 2030	6,878
Total minimum lease revenue, net of address commissions	$1,643,225